Expense Example, No Redemption - First Trust Flexible Income ETF - First Trust Flexible Income ETF	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	407
Expense Example, No Redemption, 10 Years	$ 921